Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets
Intangible assets

16.   Intangible assets

A breakdown of software cost, accumulated amortization, additions, sales and disposals for intangible assets is as follows:

Costs:
Balance as of January 1, 2017	13,883
Additions	3,370
Disposals	(81)
Balance as of December 31, 2017	17,172
Additions	58
Disposals	(3,315)
Reclassifications	(10)
Balance as of December 31, 2018	13,905
Additions	496
Balance as of December 31, 2019	14,401

Accumulated amortization:
Balance as of January 1, 2017	10,974
Amortization for the year	838
Disposals	(65)
Balance as of December 31, 2017	11,747
Amortization for the year	1,176
Disposals	(609)
Reclassifications	(42)
Balance as of December 31, 2018	12,272
Amortization for the year	702
Balance as of December 31, 2019	12,974

Carrying amounts as of:
December 31, 2019	1,427
December 31, 2018	1,633
December 31, 2017	5,425

Expenses related to the amortization of intangible assets are presented as part of amortization of intangible assets in the consolidated statement of profit or loss.  Disposals during 2018 correspond to technological projects.